UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2012 (Unaudited)

DWS Enhanced Global Bond Fund
		Principal Amount ($) (a)	Value ($)
Bonds 108.1%
Austria 1.7%
Republic of Austria, 144A, 4.0%, 9/15/2016 (Cost $2,264,822)	EUR	1,740,000	2,437,966
Belgium 0.6%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019 (Cost $622,188)		600,000	806,064
Bermuda 0.3%
Weatherford International Ltd., 5.125%, 9/15/2020 (Cost $384,469)		385,000	420,326
Brazil 0.2%
Banco do Brasil SA, 144A, 5.875%, 1/26/2022 (Cost $260,625)		250,000	262,825
Canada 4.0%
Encana Corp., 5.15%, 11/15/2041		170,000	177,918
Government of Canada:
4.25%, 6/1/2018	CAD	2,000,000	2,311,213
5.0%, 6/1/2014	CAD	1,990,000	2,124,638
Series WL43, 5.75%, 6/1/2029	CAD	590,000	889,286
Teck Resources Ltd., 3.0%, 3/1/2019		380,000	382,414

(Cost $4,757,317)			5,885,469
Chile 1.0%
Corporacion Nacional del Cobre - Codelco, REG S, 7.5%, 1/15/2019 ( Cost $1,283,846)		1,150,000	1,471,597
Croatia 0.6%
Republic of Croatia, REG S, 6.75%, 11/5/2019 (Cost $876,419)		900,000	945,000
France 3.5%
Government of France, 4.25%, 10/25/2023 (Cost $4,660,833)	EUR	3,480,000	5,119,309
Germany 2.0%
Federal Republic of Germany:
Series 09, 3.25%, 1/4/2020	EUR	1,000,000	1,443,714
Series 08, 4.75%, 7/4/2040	EUR	750,000	1,438,710

(Cost $2,559,439)			2,882,424
Hungary 0.2%
Republic of Hungary, 6.25%, 1/29/2020 (Cost $332,534)		333,000	340,493
Indonesia 0.2%
Republic of Indonesia, REG S, 4.875%, 5/5/2021 (Cost $261,500)		250,000	283,750
Isle Of Man 0.1%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022 (Cost $149,097)		150,000	153,953
Italy 2.7%
Buoni Poliennali Del Tesoro:
5.0%, 3/1/2022	EUR	2,500,000	2,877,659
6.0%, 5/1/2031	EUR	450,000	520,625
6.5%, 11/1/2027	EUR	460,000	560,720

(Cost $4,257,797)			3,959,004
Japan 19.4%
Government of Japan:
Series 256, 1.4%, 12/20/2013	JPY	642,000,000	8,364,235
Series 297, 1.4%, 12/20/2018	JPY	1,030,000,000	14,045,455
Series 64, 1.9%, 9/20/2023	JPY	55,000,000	776,669
Series 73, 2.0%, 12/20/2024	JPY	83,000,000	1,179,672
Series 74, 2.1%, 12/20/2024	JPY	202,000,000	2,900,958
Series 32, 2.3%, 3/20/2040	JPY	75,000,000	1,064,187

(Cost $20,731,684)			28,331,176
Kazakhstan 0.1%
KazMunayGas National Co., Series 1, REG S, 8.375%, 7/2/2013 (Cost $165,257)		170,000	179,325
Liberia 0.8%
Royal Caribbean Cruises Ltd., 7.25%, 6/15/2016 (Cost $1,106,875)		1,100,000	1,215,500
Lithuania 0.7%
Republic of Lithuania, REG S, 5.125%, 9/14/2017 (Cost $1,016,250)		1,000,000	1,085,000
Luxembourg 0.4%
ArcelorMittal, 6.125%, 6/1/2018 (Cost $520,245)		500,000	516,890
Mexico 0.2%
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022 (Cost $249,925)		250,000	258,750
Netherlands 4.0%
Government of Netherlands, 144A, 4.5%, 7/15/2017	EUR	3,570,000	5,203,827
Kazakhstan Temir Zholy Finance BV, 144A, 6.95%, 7/10/2042		250,000	276,250
Majapahit Holding BV, REG S, 7.75%, 10/17/2016		350,000	406,875

(Cost $5,812,882)			5,886,952
Panama 0.5%
Republic of Panama:
5.2%, 1/30/2020		500,000	595,000
6.7%, 1/26/2036		120,000	169,920

(Cost $672,475)			764,920
Peru 0.7%
Republic of Peru, 7.35%, 7/21/2025 (Cost $974,250)		750,000	1,095,000
Poland 0.4%
Republic of Poland, 5.0%, 3/23/2022 (Cost $493,253)		500,000	572,500
Portugal 0.3%
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017 (Cost $642,971)	EUR	440,000	412,132
Russia 0.7%
Russian Federation:
144A, 5.0%, 4/29/2020		550,000	623,700
REG S, 5.0%, 4/29/2020		400,000	453,600

(Cost $991,400)			1,077,300
Serbia 0.3%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (Cost $429,917)		437,500	415,625
Sri Lanka 0.2%
Republic of Sri Lanka, 144A, 5.875%, 7/25/2022 (Cost $250,000)		250,000	253,125
Sweden 0.6%
Government of Sweden, Series 1046, 5.5%, 10/8/2012 (Cost $1,002,429)	SEK	6,000,000	889,062
Turkey 0.4%
Republic of Turkey, 6.0%, 1/14/2041 (Cost $541,250)		500,000	577,500
Ukraine 0.2%
Ukraine Government International Bond, 144A, 6.58%, 11/21/2016 (Cost $221,948)		250,000	229,318
United Kingdom 4.9%
Aviva PLC, 5.7%, 12/31/2049	EUR	450,000	440,176
Royal Bank of Scotland PLC, 144A, 4.875%, 8/25/2014		860,000	896,197
United Kingdom Treasury Bonds:
4.75%, 12/7/2038	GBP	1,000,000	2,142,436
5.0%, 3/7/2025	GBP	1,765,000	3,752,288

(Cost $6,602,316)			7,231,097
United States 56.2%
ADT Corp., 144A, 3.5%, 7/15/2022		455,000	469,680
AMC Entertainment, Inc., 8.75%, 6/1/2019		1,200,000	1,302,000
American International Group, Inc., 4.875%, 6/1/2022		200,000	212,921
Amgen, Inc., 5.15%, 11/15/2041		500,000	553,437
Apache Corp., 3.25%, 4/15/2022		485,000	525,218
Applied Materials, Inc., 5.85%, 6/15/2041		400,000	512,169
AT&T, Inc., 3.875%, 8/15/2021		188,000	211,537
Banc of America Large Loan, Inc., "HLTN", Series 2010-HLTN, 144A, 1.999% *, 11/15/2015		1,585,016	1,513,674
Bank of America Corp., 5.75%, 12/1/2017		200,000	220,799
Bank of New York Mellon Corp., 2.4%, 1/17/2017		530,000	552,486
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.906% *, 6/11/2040		220,000	256,342
Berkshire Hathaway, Inc., 1.9%, 1/31/2017		480,000	496,848
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		250,000	255,625
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		184,000	194,790
Burlington Northern Santa Fe LLC, 3.45%, 9/15/2021		128,000	136,253
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045		355,000	454,940
CBS Corp., 3.375%, 3/1/2022		490,000	509,313
CCO Holdings LLC, 6.5%, 4/30/2021		480,000	519,600
Chevron Corp., 3.95%, 3/3/2014		1,250,000	1,318,555
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.999% *, 8/15/2018		1,600,000	1,677,136
CNA Financial Corp., 5.75%, 8/15/2021		771,000	873,063
Credit Suisse Mortgage Capital Certificates, "A3", Series 2006-C3, 5.813% *, 6/15/2038		1,040,000	1,186,563
CSX Corp., 6.15%, 5/1/2037		300,000	387,265
CVS Caremark Corp., 5.75%, 5/15/2041		215,000	275,470
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		410,000	528,158
DIRECTV Holdings LLC, 2.4%, 3/15/2017		920,000	944,463
Dow Chemical Co., 5.25%, 11/15/2041		400,000	466,038
DTE Energy Co., 7.625%, 5/15/2014		167,000	185,969
Equinix, Inc., 7.0%, 7/15/2021		1,625,000	1,807,812
Express Scripts Holding Co., 7.25%, 6/15/2019		500,000	634,872
Federal Home Loan Mortgage Corp.:
"NI", Series 4020, Interest Only, 3.0%, 3/15/2027		887,041	101,917
"LI", Series 3838, Interest Only, 4.5%, 4/15/2022		2,453,820	211,758
4.5%, 6/1/2041		2,799,674	3,024,741
Federal National Mortgage Association:
3.0%, 10/1/2026 (b)		3,500,000	3,684,570
4.0%, 6/1/2040 (b)		15,000,000	16,058,788
4.5%, 3/1/2023		497,501	540,080
4.5%, 5/1/2041		232,314	252,179
''IO", Series 2010-143, Interest Only, 5.0%, 12/25/2025		3,660,012	386,722
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		489,000	530,617
Ford Motor Credit Co., LLC, 7.0%, 4/15/2015		1,175,000	1,307,187
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		720,000	726,849
General Electric Capital Corp., 2.9%, 1/9/2017		1,485,000	1,554,488
Gilead Sciences, Inc., 4.4%, 12/1/2021		445,000	505,543
Government National Mortgage Association:
"HX", Series 2012-91, 3.0%, 9/20/2040		500,000	531,895
3.0%, 2/1/2042 (b)		3,000,000	3,166,875
3.5%, 9/1/2041 (b)		3,000,000	3,247,266
3.5%, 9/1/2041 (b)		3,000,000	3,255,703
"CI", Series 2010-145, Interest Only, 4.0%, 11/20/2035		1,214,057	97,354
4.0%, 6/15/2042		998,169	1,100,910
"MI", Series 2010-85, Interest Only, 4.5%, 1/20/2036		1,852,075	177,779
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		3,931,020	421,878
"GI", Series 2010-89, Interest Only, 4.5%, 5/20/2039		1,864,319	266,254
"EI", Series 2010-134, Interest Only, 4.5%, 11/20/2039		2,424,774	345,238
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		2,107,953	271,228
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		3,045,513	322,289
"JI", Series 2010-67, Interest Only, 5.0%, 10/20/2033		2,013,602	144,679
"IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039		2,968,655	416,113
"BI", Series 2010-168, Interest Only, 5.0%, 4/20/2040		1,027,178	250,851
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,414,793	204,175
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,869,210	267,810
“KI”, Series 2010-130, Interest Only, 5.5%, 9/16/2040		384,565	61,056
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		1,014,873	151,410
7.0%, 1/15/2029		35,638	41,050
7.0%, 2/15/2029		43,579	50,485
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039		1,950,000	2,204,305
Hartford Financial Services Group, Inc., 6.0%, 1/15/2019		250,000	273,124
Hewlett-Packard Co., 3.3%, 12/9/2016		680,000	708,642
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		1,800,000	1,793,160
JPMorgan Chase & Co., 2.6%, 1/15/2016		300,000	308,283
JPMorgan Chase Commercial Mortgage Securities Corp.:
"C", Series 2012-HSBC, 144A, 4.021%, 7/5/2032		190,000	195,345
"A4", Series 2007-C1, 5.716%, 2/15/2051		760,000	875,634
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		1,075,000	1,110,625
Kroger Co., 6.9%, 4/15/2038		500,000	633,128
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		690,000	795,832
Levi Strauss & Co., 7.625%, 5/15/2020 (c)		493,000	525,661
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043		400,000	542,288
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		580,000	624,900
Masco Corp., 6.125%, 10/3/2016		1,500,000	1,612,365
McKesson Corp., 4.75%, 3/1/2021		550,000	645,462
MGM Resorts International, 9.0%, 3/15/2020		750,000	835,313
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043		400,000	464,796
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		340,000	356,374
NBCUniversal Media LLC, 5.95%, 4/1/2041		210,000	265,945
Norcraft Companies LP, 10.5%, 12/15/2015		700,000	714,000
Nuveen Investments, Inc., 10.5%, 11/15/2015		450,000	456,750
Prudential Financial, Inc., 7.375%, 6/15/2019		130,000	161,492
Reliance Holdings U.S.A., Inc., 144A, 4.5%, 10/19/2020		650,000	645,993
SunTrust Banks, Inc., 3.6%, 4/15/2016		259,000	270,899
Time Warner Cable, Inc., 4.0%, 9/1/2021		610,000	671,906
Time Warner, Inc., 7.625%, 4/15/2031		400,000	543,859
U.S. Treasury Bill, 0.014% **, 9/6/2012 (d)		150,000	149,990
Xerox Corp., 2.95%, 3/15/2017		257,000	259,800
Yum! Brands, Inc.:
3.875%, 11/1/2020		450,000	493,730
5.3%, 9/15/2019		90,000	104,681

(Cost $80,255,430)			82,150,015

Total Bonds (Cost $145,351,643)			158,064,367
Loan Participations and Assignments 0.7%
Russia
Gazprom OAO:
REG S, 6.51%, 3/7/2022		530,000	615,086
144A, 8.125%, 7/31/2014		265,000	292,295
Russian Agricultural Bank, REG S, 7.75%, 5/29/2018		100,000	117,375

Total Loan Participations and Assignments (Cost $883,870)			1,024,756

	Shares	Value ($)

Securities Lending Collateral 0.4%
Daily Assets Fund Institutional, 0.25% (e) (f) (Cost $541,450)	541,450	541,450
Cash Equivalents 3.9%
Central Cash Management Fund, 0.14% (f) (Cost $5,765,875)	5,765,875	5,765,875

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $152,542,838) †	113.1	165,396,448
Other Assets and Liabilities, Net	(13.1)	(19,115,217)

Net Assets	100.0	146,281,231

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2012.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $152,877,735.  At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $12,518,713.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,737,777 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,219,064.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued or delayed delivery security included.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $522,462, which is 0.4% of net assets.
(d)	At July 31, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2012, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Federal Republic of Germany Euro-Bund	EUR	9/6/2012	21	3,735,457	31,399
At July 31, 2012, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ Depreciation ($)

10 Year U.S. Treasury Note	USD	9/19/2012	20	2,693,125	3,706
5 Year U.S. Treasury Note	USD	9/28/2012	60	7,486,875	(34,820)
Total unrealized appreciation					(31,114)

As of July 31, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	9,661,029	HUF	2,297,489,283	8/16/2012	390,714	JPMorgan Chase Securities, Inc.
USD	9,665,462	TRY	17,681,029	8/16/2012	182,515	JPMorgan Chase Securities, Inc.
USD	32,135,620	GBP	20,810,772	8/16/2012	505,801	Barclays Bank PLC
USD	6,474,605	JPY	512,883,871	8/16/2012	93,333	Nomura International PLC
USD	9,598,743	NZD	12,209,811	8/16/2012	299,168	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					1,471,531

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	9,645,374	BRL	19,817,385	8/16/2012	(13,914)	Morgan Stanley
CHF	41,214,636	USD	41,826,346	8/16/2012	(442,582)	Bank of America
SGD	12,282,380	USD	9,654,441	8/16/2012	(220,409)	Barclays Bank PLC
AUD	6,333,906	USD	6,391,716	8/16/2012	(263,916)	Nomura International PLC
EUR	7,921,918	USD	9,657,285	8/16/2012	(99,671)	Commonwealth Bank of Australia
NOK	197,591,811	USD	32,153,845	8/16/2012	(646,507)	Commonwealth Bank of Australia
Total unrealized depreciation					(1,686,999)

Currency Abbreviations

AUD	Australian Dollar	NOK	Norwegian Krone
BRL	Brazilian Dollar	NZD	New Zealand Dollar
CAD	Canadian Dollar	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	TRY	Turkish Lira
GBP	British Pound	USD	United States Dollar
HUF	Hungarian Forint
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(g)
Bonds	$—	$158,064,367	$—	$158,064,367
Loan Participations and Assignments	—	1,024,756	—	1,024,756
Short-Term Investments(g)	6,307,325	—	—	6,307,325
Derivatives(h)	35,105	1,471,531	—	1,506,636
Total	$6,342,430	$160,560,654	$—	$166,903,084
Liabilities
Derivatives(h)	$(34,820)	$(1,686,999)	$—	$(1,721,819)
Total	$(34,820)	$(1,686,999)	$—	$(1,721,819)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$—	$(215,468)
Interest Rate Contracts	$285	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012